Document and Entity Information	Nov. 16, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 16, 2023
Entity Registrant Name	METROPOLITAN LIFE INSURANCE CO
Entity Incorporation State Country Code	NY
Entity File Number	000-55029
Entity Tax Identification Number	13-5581829
Entity Address Address Line 1	200 Park Avenue
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10166-0188
City Area Code	212
Local Phone Number	578-9500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000937834
Amendment Flag	false